Operating Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 1,951,717	$ 1,942,181
2026	2,373,467	1,942,181
2027	3,216,968	2,676,638
2028	3,216,968	3,201,250
2029	2,144,645
Total minimum lease payments	12,903,765	14,297,354
Less: imputed interest	(1,889,181)	(2,421,972)
Future minimum lease payments	$ 11,014,584	$ 11,875,382